Shareholders' Equity	12 Months Ended
Dec. 31, 2015
Shareholders' Equity

13. Shareholders’ Equity

The number of shares outstanding as of December 31, 2015 was 88,107,358.

DIVIDENDS	2015	2014	2013
Cash dividend paid per share	$2.22	$2.12	$2.00
Cash dividend declared per share	$2.24	$2.14	$2.02

OTHER COMPREHENSIVE INCOME (LOSS)/ ENDING BALANCE1)	2015	2014	2013
Cumulative translation adjustments	$(345.9)	$(155.1)	$49.4
Net gain on cash flow hedge derivatives	0.2	—	—
Net pension liability	(63.0)	(97.9)	(48.9)
Purchase of subsidairy shares from non-controlling interest	0.2	—	—

Total (ending balance)	$(408.5)	$(253.0)	$0.5

Deferred taxes on the pension liability	$29.8	$43.4	$21.4

1)	The components of Other Comprehensive Income (Loss) are net of any related income tax effects.

SHARE REPURCHASE PROGRAM

The Company’s Board of Directors approved a share repurchase program in 2000 authorizing the repurchase of 10 million shares and subsequently expanded the authorization three times between 2000 and 2007 to 37.5 million shares. Share repurchases were suspended in September 2008 as a result of the financial crisis to preserve cash. During the fourth quarter 2013, the Company reactivated its share repurchase program. In January 2014, the Company’s Board of Directors approved an additional 10 million shares for repurchase under the existing program. During 2015, the Company repurchased shares only in the first quarter. There is no expiration date for the share repurchase program. The Company is authorized to repurchase an additional 4,424,760 shares under the program at December 31, 2015.

SHARES	2015	2014	2013
Shares repurchased (shares in millions)	0.9	6.2	1.6
Cash paid for shares	$104.4	$616.0	$147.9

In total, Autoliv has repurchased 43.1 million shares between May 2000 and December 2015 for cash of $2,341 million, including commissions. Of the total amount of repurchased shares, 23.6 million shares were utilized for the equity unit offering during 2009-2012. In addition, 4.8 million shares have been utilized by the Stock Incentive Plan whereof 0.3 million, 0.5 million and 0.5 million were utilized during 2015, 2014 and 2013, respectively. At December 31, 2015, 14.7 million of the repurchased shares remain in treasury stock.